Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation		$ 1,198	$ 905	$ 524
Impairment charge		$ 1,297	$ 172	$ 214
Purchase of land	$ 6,314